Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 28, 2024, to the Prospectuses of the Funds, each dated January 26, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc., through June 30, 2026 (the “Total Return Reimbursement Amount”). With respect to each Fund, the Total Return Reimbursement Amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The Total Return Reimbursement Amount shall be subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK 20/80 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 20/80 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 28, 2024, to the Prospectuses of the Funds, each dated January 26, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc., through June 30, 2026 (the “Total Return Reimbursement Amount”). With respect to each Fund, the Total Return Reimbursement Amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The Total Return Reimbursement Amount shall be subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK 40/60 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 40/60 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 28, 2024, to the Prospectuses of the Funds, each dated January 26, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc., through June 30, 2026 (the “Total Return Reimbursement Amount”). With respect to each Fund, the Total Return Reimbursement Amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The Total Return Reimbursement Amount shall be subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK 60/40 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 60/40 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 28, 2024, to the Prospectuses of the Funds, each dated January 26, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc., through June 30, 2026 (the “Total Return Reimbursement Amount”). With respect to each Fund, the Total Return Reimbursement Amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The Total Return Reimbursement Amount shall be subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.

BLACKROCK 80/20 TARGET ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FUNDS II
BlackRock 80/20 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)
Supplement dated August 28, 2024, to the Prospectuses of the Funds, each dated January 26, 2024, as supplemented to date
Effective immediately, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to reimburse each Fund for certain expenses associated with the Fund’s investment in the BlackRock Total Return Fund, a series of BlackRock Bond Fund, Inc., through June 30, 2026 (the “Total Return Reimbursement Amount”). With respect to each Fund, the Total Return Reimbursement Amount is calculated as the product of (i) the daily market value of the Fund’s assets invested in BlackRock Total Return Fund and (ii) the difference between (a) the total expenses after fees waived and/or reimbursed of Class K Shares in BlackRock Total Return Fund’s most recent annual or semiannual report and (b) 0.06%, divided by the number of days in the calendar year. The Total Return Reimbursement Amount shall be subject to a maximum amount with respect to each Fund equal to the market value each Fund had invested in the Master Total Return Portfolio prior to investing in the BlackRock Total Return Fund. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non‑interested trustees of BlackRock Funds II or by a vote of a majority of the outstanding voting securities of the Fund.